Investment in Equity Affiliates	12 Months Ended
Mar. 31, 2012
Investment in Equity Affiliates [Abstract]
INVESTMENT IN EQUITY AFFILIATES
11.	INVESTMENT IN EQUITY AFFILIATES

On July 21, 2001, MTNL, in consortium with Telecommunications Consultants India Limited, Tata Communications(formerly VSNL) and Nepal Venture Private Limited entered into a joint venture arrangement to form United Telecom Limited (UTL). UTL was formed to provide wireless in local loop (“WLL”) services in Nepal. As at March 31, 2003, MTNL had invested Rs. 200 million in UTL in proportion to its 26.7% holding. In 2004, MTNL invested Rs.33 million in UTL in proportion to its 26.7% holding.  In the year ended March 31, 2007 MTNL has further invested Rs.56 million and during the year ended March 31, 2010 MTNL has invested Rs.69 million in proportion to its share. Our equity in the loss of the affiliate amounted to Rs.6 million for the 2010 fiscal year; our equity in the profit of the affiliate amounted to Rs.15 million for the 2011 fiscal year and our equity in the profit of the affiliate amounted to Rs.16 million for the 2012 fiscal year. The carrying value of investment in UTL is Rs.221.86 million and Rs. 251.37 million as of March 31, 2011 and 2012, respectively.

On March 31, 2006, MTNL STPI IT Services Ltd. (hereinafter referred to as “STPI”), a joint venture of MTNL and Software Technology Parks of India, a society registered under the Ministry of Information Technology with  50% share holding.  The main objective of the Company is to undertake all such activities that are required to make domain “India in” popular. The project under this joint venture is under way. STPI project of data centre at Chennai (formerly Madras) will provide services like messaging, web-hosting, application hosting, web-farming application etc. The Company is on process of recruiting its own staff and will be recruiting the best professionals from software industry by providing remuneration in line with the industry.

MTNL’s equity in profit/(loss) of STPI amounted to Rs.1.28 million and Rs.0.21 million for the year ended March 31, 2011 and 2012 respectively. The carrying value of investment in STPI is Rs.18.03 million and Rs.18.24 million as of March 31, 2011 and 2012, respectively.

The investments in equity affiliates are considered not to have a material effect on the Company’s financial position and operating results.